INCOME TAXES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013
Income Taxes Details Narrative
Operating Loss	$ 14,868	$ 12,353	$ 25,060	$ 1,929	$ 36,535
Operating losses carryforwards, expiration dates	2031